LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED AUGUST 1, 2012, OF

WESTERN ASSET SHORT-TERM BOND FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective as of the close of business on October 5, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
	Class A	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	2.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A2	Class C (Class R1 prior to August 1, 2012)[2]	Class C1 (Class C prior to August 1, 2012)[2]	Class FI2	Class R2	Class I2	Class IS2
Management fees	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.17	0.17	0.17	0.26	0.26	0.07	0.08
Total annual fund operating expenses	0.82	1.57	1.07	0.91	1.16	0.47	0.48
Fees waived and/or expenses reimbursed	N/A	—[3]	N/A	(0.06)[3]	(0.06)[3]	—[3]	(0.03)[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.82	1.57	1.07	0.85	1.10	0.47	0.45

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]

Fees and expenses have been restated to reflect a reduction in the fund's management fee and the estimated effect of the reorganization of Western Asset Limited Duration Bond Fund into the fund, effective as of the close of business on October 5, 2012. "Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.60% for Class C (formerly Class R1) shares, 0.85% for Class FI shares, 1.10% for Class R shares, 0.55% for Class I shares and 0.45% for Class IS shares. This arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class's total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	307	481	670	1,216
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	260	496	856	1,868
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	160	496	856	1,868
Class C1 (Class C prior to August 1, 2012) (with or without redemption at end of period)	109	340	589	1,304
Class FI (with or without redemption at end of period)	87	285	499	1,115
Class R (with or without redemption at end of period)	112	363	633	1,404
Class I (with or without redemption at end of period)	48	151	263	593
Class IS (with or without redemption at end of period)	46	151	266	601